Share Capital	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital
11.
SHARE CAPITAL

IPO and Warrants

On May 3, 2024, the Company closed its initial public offering (the “IPO”) of its ordinary shares. The Company issued 11,000,000 ordinary shares at a public offering price of $24.00 per share. The Company received net proceeds of $243.9 million after deducting underwriting discounts and commissions of $13.2 million and other offering expenses of $6.9 million. In connection with the Company’s IPO, all outstanding preference shares and Series C Preference Shares converted into ordinary shares on a one-for-one basis. All authorized Series C Preference Shares, preference shares and non-voting ordinary shares were also redesignated into authorized ordinary shares.

Series C Private Placement Derivative

The Company previously issued Series C Preference Shares, which were accounted for at fair value as a financial liability as certain conversion features under the Company’s bye laws in effect prior to the IPO were not within the control of the Company and could have been cash settled. The equity conversion features were bifurcated from the liability as an embedded derivative (the “Private Placement derivative”). For the three months ended March 31, 2024, the Company recognized a Private Placement derivative loss of $306.6 million related to the remeasurement of the Private Placement derivative prior to the conversion of the Series C Preference Shares to ordinary shares. Upon conversion to ordinary shares, the Private Placement liability and derivative were no longer outstanding.

Additionally, prior to the IPO, in preference to the holders of the ordinary shares, non-voting ordinary shares, special shares and preference shares, the Series C Preference Shares were entitled to receive dividends on a periodic basis (“Series C Preferential Dividend”). For the three months ended March 31, 2024, the Company recognized $21.3 million in interest expense related to the Series C Preferential Dividend, which was paid prior to the IPO in the second quarter of 2024.

Warrants

The Company previously issued two warrants for 8,733,400 ordinary shares to VCAP, which were accounted for at fair value as a financial liability because the terms required the Company to potentially issue a variable number of ordinary shares in the future. For the three months ended March 31, 2024, the Company recognized a loss of $23.7 million on the remeasurement of the warrant liability through other financial loss in the interim condensed consolidated statements of operations. In November 2024, all of the warrants vested and were exercised, and the associated liability ceased to be outstanding.

Share Capital Structure

As of March 31, 2025 and December 31, 2024, the authorized, issued and outstanding share capital was as follows:

	As of March 31, 2025			As of December 31, 2024
	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120,000	320,542,904	315,371,680	1,329,120,000	320,121,800	314,950,576
Special Shares	156,000,000	127,771,124	127,771,124	156,000,000	127,771,124	127,771,124